PURCHASE ADVANCES, NET (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Purchase Advances [Line Items]
Total purchase advances, net	$ 25,286	¥ 178,767	¥ 1,343,576
Third Party [Member]
Purchase Advances [Line Items]
Prepayment for others	54,000	381,767	1,592,076
Allowance for doubtful accounts	(28,714)	(203,000)	(248,500)
Total purchase advances, net	$ 25,286	¥ 178,767	¥ 1,343,576